PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Divestments (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) Transaction	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 02, 2021 USD ($)
Divestments
Property divestments		$ 3,000	$ 231,400
Gain on divestment of assets			151,937
Reduction in asset retirement obligation			58,284
Canadian Assets, Substantially All Remaining Assets, Purchaser One
Divestments
Current portion of outstanding loan receivable	$ 17,700	11,700	17,700
Long-term portion of outstanding loan receivable	13,400		13,400
Canadian Assets, Substantially All Remaining Assets, Purchaser Two
Divestments
Marketable securities	$ 23,100	$ 11,200	23,100
Canadian Assets, Substantially All Assets | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Divestments
Divestment, number of transactions | Transaction	2
Divestment, consideration	$ 213,000		$ 213,000
Gain on divestment of assets	$ 151,900
Sleeping Giant Field in Montana and Russian Creek Area in North Dakota | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Divestments
Consideration subject to customary purchase price adjustments				$ 115,000
Divestment, consideration				$ 107,800